UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item  1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS - 68.0%
AUSTRALIA - 1.4%
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020(a)	$2,231,441
AUD	6,610	Brisbane Square Finance Pty Ltd., Zero Coupon, 11/25/2025(b)(c)(d)(e)	5,765,358
AUD	4,310	NEXTDC Ltd., 6.25%, 06/09/2019(c)(f)	3,576,319
AUD	7,300	Qantas Airways Ltd., 7.50%, 06/11/2021	6,624,314
AUD	2,000	Telstra Corp. Ltd., 8.75%, 01/15/2020	1,800,413

			19,997,845

CHINA - 17.8%
USD	3,759	361 Degrees International Ltd., 7.25%, 06/03/2019(a)(f)	3,907,334
USD	3,950	Agile Group Holdings Ltd., 9.00%, 05/21/2018(a)(f)	4,180,633
CNH	10,000	Bank of China Ltd., 4.88%, 04/20/2020	1,600,071
USD	3,900	Central China Real Estate Ltd., 6.50%, 03/02/2018(a)(f)	3,909,754
USD	4,500	Central China Real Estate Ltd., 8.00%, 03/02/2018(a)(f)	4,584,753
CNY	20,000	Central Huijin Investment, 4.99%, 01/29/2019	3,179,044
USD	2,500	China Aoyuan Property Group Ltd., 6.35%, 01/11/2020(a)	2,546,193
USD	3,000	China Aoyuan Property Group Ltd., 10.88%, 05/26/2018(a)	3,053,400
CNH	11,250	China Development Bank, 3.60%, 11/13/2018	1,775,268
CNH	8,000	China Development Bank Hong Kong, 3.20%, 09/21/2023	1,219,841
USD	7,000	China Overseas Finance Cayman III Ltd., 5.38%, 10/29/2023(a)	7,576,884
USD	4,955	China Resources Gas Group Ltd., 4.50%, 04/05/2022(a)	5,157,783
CNY	10,000	China Three Gorges Corp., 4.30%, 07/24/2018	1,584,722
USD	4,000	Chinalco Capital Holdings Ltd., 4.25%, 04/21/2022(a)	4,000,560
USD	7,500	CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/2023(a)	7,867,005
USD	8,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/2024	8,272,208
USD	6,810	Country Garden Holdings Co. Ltd., 7.25%, 03/02/2018(a)(f)	7,087,725
CNY	30,000	Dalian Wanda Commercial Properties Co Ltd, 3.40%, 10/21/2019	4,345,594
USD	7,700	Franshion Brilliant Ltd., 3.60%, 03/03/2022(a)	7,598,414
USD	3,900	Future Land Development Holdings Ltd., 5.00%, 02/16/2020(a)	3,900,020
USD	5,200	Health and Happiness H&H International Holdings Ltd., 7.25%, 06/21/2018(a)(f)	5,414,770
USD	4,000	Hilong Holding Ltd., 7.25%, 06/22/2020(a)	4,081,800
USD	4,300	Industrial & Commercial Bank of China Ltd., 6.00%, 12/10/2019(a)(g)	4,449,309
CNY	30,000	PetroChina Co. Ltd., 3.45%, 05/12/2021	4,511,349
USD	7,000	Postal Savings Bank of China Co. Ltd., 4.50%, 09/27/2022(a)(g)	6,877,500
USD	18,800	Proven Honour Capital Ltd., 4.13%, 05/19/2025(a)	18,921,655
USD	8,434	Semiconductor Manufacturing International Corp., 4.13%, 10/07/2019(a)	8,500,791
USD	7,600	Shimao Property Holdings Ltd., 8.38%, 02/10/2019(a)	8,208,289
CNY	20,000	Shougang Group Co., Ltd., 4.79%, 10/07/2018	3,168,871
USD	8,200	Sinopec Capital 2013 Ltd., 3.13%, 04/24/2023(a)	8,049,385
USD	1,600	Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/2022(a)	1,636,896
USD	4,400	Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/2023(a)	4,602,620
USD	5,900	Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/2024(a)	6,159,765
USD	1,530	Sinopec Group Overseas Development 2017 Ltd., 2.38%, 04/12/2020(a)	1,512,102
USD	12,330	Sinopec Group Overseas Development 2017 Ltd., 3.00%, 04/12/2022(a)	12,184,962
USD	6,632	State Grid Overseas Investment 2016 Ltd., 2.75%, 05/04/2022(a)	6,495,049
USD	14,738	State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/2027(a)	14,475,221
USD	7,500	Tencent Holdings Ltd., 3.80%, 02/11/2025(a)	7,620,599
USD	3,700	Tianqi Finco Co. Ltd., 3.75%, 11/28/2022(h)	3,659,359
USD	4,000	Times Property Holdings Ltd., 11.45%, 03/05/2018(a)(f)	4,245,016
USD	7,200	Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/2027(h)	7,027,459
USD	5,400	Voyage Bonds Ltd., 3.38%, 09/28/2022(h)	5,286,481

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
CHINA (continued)
USD	7,000	Wanda Properties Overseas Ltd., 4.88%, 11/21/2018(a)	$6,998,124
USD	2,882	Yingde Gases Investment Ltd., 6.25%, 01/19/2021(a)	2,897,540
USD	3,600	Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/2022(h)	3,515,213

			247,847,331

GERMANY - 3.6%
AUD	7,500	KfW, 3.75%, 07/18/2018(i)	6,096,228
AUD	5,000	KfW, 6.00%, 08/20/2020(i)	4,393,430
AUD	20,500	KfW, 6.25%, 12/04/2019(i)	17,720,266
AUD	15,000	KfW, 6.25%, 05/19/2021(i)	13,503,352
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024(i)(j)	8,840,624

			50,553,900

HONG KONG - 3.5%
USD	2,594	CK Hutchison Capital Securities 17 Ltd., 4.00%, 05/12/2022(a)(f)(g)	2,594,104
USD	4,840	CK Hutchison International 17 Ltd., 2.88%, 04/05/2022(a)	4,763,383
USD	3,900	Far East Consortium International Ltd., 3.75%, 09/08/2021(a)	3,834,605
USD	5,326	FPC Treasury Ltd., 4.50%, 04/16/2023(a)	5,373,678
USD	8,000	Hongkong Electric Finance Ltd., 2.88%, 05/03/2026(a)	7,567,256
USD	1,600	Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/2022	1,682,560
USD	15,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(a)	20,043,732
USD	980	Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(a)	1,378,617
USD	1,800	WTT Investment Ltd., 5.50%, 11/21/2020(a)	1,817,823

			49,055,758

INDIA - 10.5%
USD	9,480	Adani Ports & Special Economic Zone Ltd., 4.00%, 06/30/2027(a)(f)	9,214,162
INR	350,000	Adani Transmission Ltd., 10.25%, 04/15/2021	5,766,763
INR	500,000	Axis Bank Ltd., 8.85%, 12/05/2024	8,212,794
USD	3,840	Bharat Petroleum Corp. Ltd., 4.00%, 05/08/2025(a)	3,850,883
USD	4,000	Bharti Airtel International Netherlands BV, 5.13%, 03/11/2023(a)	4,194,204
INR	350,000	HDFC Bank Ltd., 7.95%, 09/21/2026	5,451,358
USD	3,800	Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/2027(a)	3,755,529
INR	100,000	Housing Development Finance Corp. Ltd., 8.65%, 09/18/2020	1,600,741
INR	250,000	Housing Development Finance Corp. Ltd., 8.75%, 01/13/2020(f)	3,988,291
USD	10,700	ICICI Bank Ltd., 4.00%, 03/18/2026(a)	10,660,859
INR	400,000	ICICI Bank Ltd., 7.60%, 10/07/2023	6,125,507
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	4,136,930
INR	200,000	Indiabulls Housing Finance Ltd., 8.90%, 09/26/2021	3,246,937
INR	100,000	Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	1,617,945
INR	250,000	Indian Railway Finance Corp. Ltd., 8.83%, 03/25/2023	4,107,010
USD	3,780	Neerg Energy Ltd., 6.00%, 02/13/2020(a)(f)	3,837,101
USD	3,400	NTPC Ltd., 4.75%, 10/03/2022(a)	3,589,995
INR	200,000	NTPC Ltd., 8.49%, 03/25/2025(e)	3,246,381
INR	100,000	NTPC Ltd., 8.73%, 03/07/2023	1,636,578
INR	100,000	NTPC Ltd., 9.17%, 09/22/2024	1,673,854
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	4,031,488
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/28/2024	6,460,952
INR	200,000	Power Grid Corp. of India Ltd., 8.93%, 10/20/2022	3,301,856
USD	7,000	Reliance Industries Ltd., 4.13%, 01/28/2025(a)	7,133,857

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
INDIA (continued)
INR	250,000	Reliance Jio Infocomm Ltd., 8.95%, 10/04/2020	$4,032,864
INR	200,000	Rural Electrification Corp. Ltd., 8.44%, 12/04/2021	3,203,745
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,499,643
INR	70,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	1,162,771
INR	50,000	State of Karnataka India, 7.38%, 09/27/2027	769,196
INR	500,000	State of Maharashtra India, 7.20%, 08/09/2027	7,448,460
INR	100,000	Tata Motors Ltd., 9.73%, 10/01/2020	1,640,837
USD	7,475	UPL Corp. Ltd., 3.25%, 10/13/2021(a)	7,426,330
USD	6,883	Vedanta Resources PLC, 6.13%, 08/09/2021(a)	6,944,720

			145,970,541

INDONESIA - 1.6%
USD	6,250	Chandra Asri Petrochemical Tbk PT, 4.95%, 11/08/2021(a)	6,040,425
USD	4,200	Jababeka International BV, 6.50%, 10/05/2020(a)(f)	4,274,147
IDR	10,000,000	Jasa Marga Persero Tbk PT, 7.50%, 12/11/2020(a)	757,367
IDR	30,000,000	Lembaga Pembiayaan Ekspor Indonesia, 9.50%, 03/13/2020	2,346,267
USD	9	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(a)	9,214
USD	4,000	Pratama Agung Pte Ltd., 6.25%, 03/02/2018(a)(f)	4,097,800
USD	4,164	TBG Global Pte Ltd., 5.25%, 02/10/2019(a)(f)	4,216,358

			21,741,578

KUWAIT - 0.5%
USD	7,500	Equate Petrochemical BV, 4.25%, 11/03/2026(a)	7,593,930

MALAYSIA - 2.8%
MYR	18,000	Cagamas Bhd, 4.05%, 12/20/2018	4,632,591
MYR	5,500	Cagamas Bhd, 4.45%, 11/25/2020	1,422,876
MYR	7,700	Cagamas Bhd, 5.80%, 08/08/2018	1,997,972
MYR	5,000	Digi Telecommunications Sdn Bhd, 4.38%, 04/14/2022(f)	1,284,606
USD	7,000	Gohl Capital Ltd., 4.25%, 01/24/2027(a)	7,052,598
USD	6,000	Malayan Banking Bhd, 3.91%, 10/29/2021(a)(f)	6,088,266
MYR	4,800	Malaysia Airports Capital Bhd, 4.55%, 08/28/2020	1,239,760
USD	3,600	Press Metal Labuan Ltd., 4.80%, 10/30/2020(a)	3,602,765
MYR	5,000	Putrajaya Holdings Sdn Bhd, 5.10%, 04/22/2019	1,297,685
USD	3,736	RHB Bank Bhd, 2.50%, 10/06/2021(a)	3,651,409
USD	7,000	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026(a)	6,674,773

			38,945,301

NETHERLANDS - 0.4%
USD	6,050	Samvardhana Motherson Automotive Systems Group BV, 4.88%, 06/16/2019(a)(f)	6,222,528
NORWAY - 0.8%
AUD	7,000	Kommunalbanken, 4.50%, 04/17/2023(a)	6,074,406
AUD	4,988	Kommunalbanken AS, 6.50%, 04/12/2021	4,502,051

			10,576,457

PHILIPPINES - 2.6%
USD	4,000	AYC Finance Ltd., 5.13%, 09/13/2022(a)(g)	4,032,116
USD	7,000	ICTSI Treasury BV, 5.88%, 09/17/2025(a)	7,648,011
USD	3,446	International Container Terminal Services, Inc., 7.38%, 03/17/2020(a)	3,763,700
USD	13,086	Megaworld Corp., 4.25%, 04/17/2023(a)	13,279,948
USD	7,000	Royal Capital BV, 4.88%, 05/05/2024(a)(f)(g)	6,994,645

			35,718,420

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
REPUBLIC OF SOUTH KOREA - 5.3%
USD	11,400	Busan Bank Co. Ltd., 3.63%, 07/25/2026(a)	$10,898,514
USD	7,218	Doosan Heavy Industries & Construction Co. Ltd., 2.13%, 04/27/2020(a)	7,047,998
USD	6,000	Hyundai Capital Services, Inc., 2.63%, 09/29/2020(a)	5,916,174
USD	6,160	Industrial Bank of Korea, 3.90%, 07/31/2022(a)(f)(g)	6,045,806
USD	11,111	Korea Development Bank (The), 2.63%, 02/27/2022	10,858,654
USD	2,350	Korea Gas Corp., 2.75%, 07/20/2022(a)	2,295,412
USD	10,658	Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/2022(a)	10,524,221
USD	13,652	Korea National Oil Corp., 2.63%, 04/14/2026(a)	12,687,775
USD	7,760	Shinhan Bank Co. Ltd., 2.88%, 03/28/2022(a)	7,616,502

			73,891,056

SINGAPORE - 3.0%
USD	6,833	DBS Group Holdings Ltd., 3.60%, 09/07/2021(a)(f)(g)	6,774,393
USD	7,289	Marble II Pte Ltd., 5.30%, 06/20/2019(a)(f)	7,384,224
USD	3,600	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022(h)	3,564,241
USD	8,900	Oversea-Chinese Banking Corp. Ltd., 3.15%, 03/11/2018(a)(f)(j)	8,891,403
USD	3,800	Parkway Pantai Ltd., 4.25%, 07/27/2022(a)(f)(g)	3,793,730
USD	2,800	SingTel Group Treasury Pte Ltd., 2.38%, 10/03/2026(a)	2,585,906
USD	9,000	United Overseas Bank Ltd., 3.50%, 09/16/2021(a)(f)(j)	9,003,861

			41,997,758

SUPRANATIONAL - 7.4%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	12,300,115
AUD	6,800	Asian Development Bank, 6.25%, 03/05/2020	5,926,780
AUD	4,000	EUROFIMA, 5.50%, 06/30/2020	3,449,922
AUD	9,610	Eurofima, 6.25%, 12/28/2018(a)	8,031,254
AUD	6,685	Eurofima, 6.25%, 12/28/2018(a)	5,586,777
AUD	15,000	Inter-American Development Bank, 6.00%, 02/26/2021	13,344,686
AUD	11,200	Inter-American Development Bank, 6.50%, 08/20/2019	9,628,980
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	8,673,355
AUD	26,900	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	22,988,623
AUD	15,600	International Finance Corp., 5.75%, 07/28/2020	13,615,713

			103,546,205

THAILAND - 2.9%
USD	1,200	Bangkok Bank PCL, 9.03%, 03/15/2029(a)	1,684,888
USD	17,170	Krung Thai Bank PCL, 5.20%, 12/26/2019(a)(f)(j)	17,596,966
USD	10,000	PTT Global Chemical PCL, 4.25%, 09/19/2022(a)	10,357,940
USD	4,331	PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021(a)	4,659,189
USD	5,386	PTTEP Treasury Center Co. Ltd., 4.60%, 07/17/2022(a)(f)(g)	5,443,636

			39,742,619

UNITED ARAB EMIRATES - 1.6%
USD	7,500	DIB Sukuk Ltd., 3.66%, 02/14/2022(a)	7,524,750
USD	5,400	First Abu Dhabi Bank PJSC, 3.00%, 03/30/2022(a)	5,346,000
USD	3,700	MAF Global Securities Ltd., 5.50%, 09/07/2022(a)(f)(g)	3,763,640
USD	5,970	MDC-GMTN BV, 3.00%, 04/19/2024(a)	5,802,410

			22,436,800

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED KINGDOM - 2.3%
USD	12,962	HSBC Holdings PLC, 6.38%, 03/30/2025(f)(g)(j)	$13,885,543
USD	6,999	Standard Chartered PLC, 3.95%, 01/11/2023(a)	6,991,469
USD	5,000	Standard Chartered PLC, 4.05%, 04/12/2026(a)	5,037,050
USD	2,759	Standard Chartered PLC, 7.75%, 04/02/2023(a)(f)(g)	3,034,900
USD	2,871	Standard Chartered PLC, 144A, 3.95%, 01/11/2023(a)	2,867,911

			31,816,873

Total Corporate Bonds - 68.0% (cost $962,468,349)			947,654,900

GOVERNMENT BONDS - 68.8%
AUSTRALIA - 36.5%
AUD	46,300	Australia Government Bond, 2.75%, 11/21/2028(a)	36,989,395
AUD	12,400	Australia Government Bond, 3.25%, 04/21/2025(a)	10,370,352
AUD	87,500	Australia Government Bond, 3.25%, 06/21/2039(a)	70,308,442
AUD	51,000	Australia Government Bond, 3.75%, 04/21/2037(a)	44,320,331
AUD	17,700	Australia Government Bond, 4.50%, 04/21/2033(a)	16,829,792
AUD	6,700	Australia Government Bond, 5.25%, 03/15/2019(a)	5,604,939
AUD	41,800	Australia Government Bond, 5.50%, 04/21/2023(a)	38,706,504
AUD	6,000	New South Wales Treasury Corp., 3.00%, 04/20/2029(a)	4,697,080
AUD	13,500	New South Wales Treasury Corp., 3.00%, 02/20/2030(a)	10,479,467
AUD	7,500	New South Wales Treasury Corp., 4.00%, 05/20/2026(a)	6,490,609
AUD	46,000	New South Wales Treasury Corp., 6.00%, 02/01/2018	37,071,092
AUD	25,000	New South Wales Treasury Corp., 6.00%, 05/01/2020	21,850,491
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	13,751,945
AUD	22,000	Queensland Treasury Corp., 4.25%, 07/21/2023(a)	19,100,722
AUD	47,850	Queensland Treasury Corp., 6.00%, 02/21/2018(a)	38,651,139
AUD	4,690	Queensland Treasury Corp., 6.00%, 06/14/2021(a)(i)	4,234,292
AUD	47,100	Queensland Treasury Corp., 6.25%, 06/14/2019(i)	40,203,795
AUD	16,200	Queensland Treasury Corp., 6.25%, 02/21/2020(a)	14,130,256
AUD	20,000	Treasury Corp. of Victoria, 6.00%, 10/17/2022	18,593,831
AUD	5,000	Western Australian Treasury Corp., 2.50%, 07/23/2024	3,915,023
AUD	22,000	Western Australian Treasury Corp., 2.75%, 10/20/2022	17,787,356
AUD	25,000	Western Australian Treasury Corp., 3.75%, 10/23/2018(a)	20,425,656
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	13,897,871

			508,410,380

CHINA - 2.3%
CNY	130,000	China Development Bank, 4.24%, 08/24/2027	19,380,398
CNY	4,000	China Government Bond, 2.85%, 01/28/2026(k)	585,257
CNY	20,000	China Government Bond, 3.14%, 09/08/2020(k)	3,139,821
CNY	3,000	China Government Bond, 3.46%, 07/11/2020(k)	474,846
CNY	30,000	China Government Bond, 3.52%, 05/04/2027(k)	4,563,980
CNY	2,000	China Government Bond, 3.57%, 11/17/2021(k)	316,010
CNY	20,000	China Government Bond, 4.15%, 04/28/2031(k)	3,178,236

			31,638,548

INDIA - 7.4%
INR	150,000	Export-Import Bank of India, 7.62%, 09/01/2026	2,256,539
INR	750,000	India Government Bond, 7.68%, 12/15/2023	11,912,812
INR	1,000,000	India Government Bond, 7.72%, 05/25/2025	15,865,417
INR	1,675,000	India Government Bond, 7.73%, 12/19/2034	26,140,047

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
INDIA (continued)
INR	1,041,880	India Government Bond, 8.08%, 08/02/2022	$16,839,457
INR	1,739,000	India Government Bond, 8.30%, 07/02/2040	28,761,610
INR	110,440	India Government Bond, 8.40%, 07/28/2024	1,811,644
INR	9,590	India Government Bond, 9.20%, 09/30/2030	168,207

			103,755,733

INDONESIA - 13.1%
USD	4,402	Indonesia Government International Bond, 3.85%, 07/18/2027(a)	4,471,785
USD	1,880	Indonesia Government International Bond, 4.35%, 01/08/2027(a)	1,966,674
USD	591	Indonesia Government International Bond, 5.25%, 01/08/2047(a)	654,747
IDR	494,000,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	36,985,706
IDR	113,070,000	Indonesia Treasury Bond, 6.13%, 05/15/2028	8,468,287
IDR	13,800,000	Indonesia Treasury Bond, 7.00%, 05/15/2027	1,077,118
IDR	483,000,000	Indonesia Treasury Bond, 7.50%, 05/15/2038	38,240,281
IDR	288,224,000	Indonesia Treasury Bond, 8.38%, 09/15/2026	24,648,216
IDR	38,400,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	3,252,463
IDR	300,000,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	25,947,642
IDR	100,000,000	Indonesia Treasury Bond, 8.75%, 02/15/2044	8,746,574
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,678,922
IDR	21,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,924,485
USD	4,970	Perusahaan Penerbit SBSN Indonesia III, 3.40%, 03/29/2022(a)	4,994,850
USD	4,970	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027(a)	5,069,400
USD	10,981	Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/2024(a)	11,417,934
USD	1,500	Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/2026(a)	1,571,850

			182,116,934

MALAYSIA - 2.7%
MYR	37,600	Malaysia Government Bond, 3.44%, 02/15/2021	9,661,929
MYR	24,900	Malaysia Government Bond, 4.05%, 09/30/2021	6,480,663
MYR	49,825	Malaysia Government Bond, 4.74%, 03/15/2046	12,508,194
MYR	26,100	Malaysia Government Bond, 4.76%, 04/07/2037	6,803,042
MYR	10,000	Malaysia Government Investment Issue, 4.76%, 08/04/2037	2,548,983

			38,002,811

MONGOLIA - 0.4%
USD	3,145	Mongolia (Government of) Credit Linked Note, Zero Coupon, 07/23/2018(c)(l)	3,020,593
USD	2,200	Mongolia Government International Bond, 5.63%, 05/01/2023(a)	2,244,015

			5,264,608

PHILIPPINES - 1.0%
PHP	251,000	Philippine Government Bond, 3.63%, 03/21/2033	3,824,618
PHP	200,000	Philippine Government Bond, 4.63%, 09/09/2040	3,222,994
PHP	544	Philippine Government Bond, 6.38%, 01/19/2022	11,250
PHP	300,000	Philippine Government Bond, 8.00%, 07/19/2031	7,293,269

			14,352,131

REPUBLIC OF SOUTH KOREA - 0.7%
KRW	10,000,000	Korea Monetary Stabilization Bond, 1.48%, 02/09/2018	9,363,684

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
SAUDI ARABIA - 0.7%
USD	5,472	Saudi Government International Bond, 3.63%, 03/04/2028(a)	$5,348,880
USD	4,549	Saudi Government International Bond, 4.63%, 10/04/2047(a)	4,531,941

			9,880,821

SINGAPORE - 1.2%
SGD	6,300	Singapore Government Bond, 2.13%, 06/01/2026	4,802,561
SGD	15,250	Singapore Government Bond, 3.00%, 09/01/2024	12,293,700

			17,096,261

SRI LANKA - 2.3%
LKR	471,000	Sri Lanka Government Bond, 8.00%, 11/15/2018	3,040,006
LKR	230,000	Sri Lanka Government Bond, 8.50%, 04/01/2018	1,494,689
LKR	388,000	Sri Lanka Government Bond, 8.50%, 07/15/2018	2,520,003
LKR	745,000	Sri Lanka Government Bond, 10.60%, 09/15/2019	4,947,289
LKR	1,680,000	Sri Lanka Government Bond, 10.75%, 01/15/2019	11,082,741
LKR	80,000	Sri Lanka Government Bond, 11.20%, 07/01/2022	549,298
LKR	90,000	Sri Lanka Government Bonds, 9.25%, 05/01/2020	584,785
LKR	150,000	Sri Lanka Government Bonds, 11.00%, 08/01/2021	1,021,585
LKR	240,000	Sri Lanka Government Bonds, 11.50%, 12/15/2021	1,665,610
USD	5,254	Sri Lanka Government International Bond, 6.13%, 06/03/2025(a)	5,527,833

			32,433,839

THAILAND - 0.5%
THB	203,400	Thailand Government Bond, 3.65%, 06/20/2031	7,129,112

Total Government Bonds - 68.8% (cost $953,865,043)			959,444,862

SHORT-TERM INVESTMENT - 2.6%
UNITED STATES - 2.6%
	36,189,422	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(m)	36,189,422

			36,189,422

Total Short-Term Investment - 2.6% (cost $36,189,422)			36,189,422

Total Investments - 139.4% (cost $1,952,522,814)			1,943,289,184

Long Term Debt Securities			(550,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value			(50,000,000)
Other Assets in Excess of Liabilities - 3.7%			50,897,911

Net Assets - 100.0%			$1,394,187,095

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

AUD	-	Australian Dollar

CNH	-	Chinese Yuan Renminbi Offshore

CNY	-	Chinese Yuan Renminbi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lanka Rupee

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

SGD	-	Singapore Dollar

THB	-	Thai Baht

USD	-	U.S. Dollar

(a)	Denotes a restricted security.

(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2018.

(c)	Illiquid security.

(d)	For this security the annuity payments increase by 3.25% every year, until the asset amortizes to zero.

(e)	Sinkable security.

(f)	The maturity date presented for these instruments represents the next call/put date.

(g)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(h)	Denotes a security issued under Regulation S or Rule 144A.

(i)	This security is government guaranteed.

(j)	The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(k)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.

(l)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.

(m)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

At January 31, 2018, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
United States Treasury Note 6%-2 year	501	03/29/2018	$107,504,855	$106,830,422	$(674,433)
United States Treasury Note 6%-Ultra Long	332	03/20/2018	55,378,632	53,763,250	(1,615,382)

					$(2,289,815)

Short Contract Positions
United States Treasury Note 6%-10 year	(1,175)	03/20/2018	$(146,333,703)	$142,854,297	$3,479,406
United States Treasury Note 6%-5 year	(419)	03/29/2018	(48,888,730)	48,063,883	824,847

					$4,304,253

At January 31, 2018, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/06/2018	HSBC Bank	AUD	59,974,165	USD	45,500,000	$48,325,801	$2,825,801
Chinese Yuan Renminbi Offshore/United States Dollar
02/02/2018	UBS	CNH	101,238,173	USD	15,179,832	16,075,292	895,460
04/27/2018	Citigroup Global Markets Limited	CNH	90,173,043	USD	14,164,997	14,249,992	84,995
Indian Rupee/United States Dollar
02/09/2018	Credit Suisse International	INR	888,171,000	USD	13,700,000	13,954,805	254,805
02/09/2018	HSBC Bank	INR	1,892,661,000	USD	28,900,000	29,737,196	837,196
Philippine Peso/United States Dollar
03/23/2018	Goldman Sachs	PHP	30,595,800	USD	600,000	595,163	(4,837)
Singapore Dollar/United States Dollar
03/08/2018	UBS	SGD	40,433,763	USD	30,052,223	30,846,205	793,982
South Korean Won/United States Dollar
04/06/2018	HSBC Bank	KRW	61,166,775,000	USD	57,500,000	57,398,021	(101,979)
Thai Baht/United States Dollar
04/12/2018	Goldman Sachs	THB	1,034,388,275	USD	33,070,793	33,098,659	27,866

						$244,281,134	$5,613,289

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2018

Sale Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Australian Dollar
02/06/2018	Citigroup Global Markets Limited	USD	22,664,782	AUD	30,097,753	$24,252,076	$(1,587,294)
02/06/2018	Goldman Sachs	USD	30,000,000	AUD	39,283,109	31,653,425	(1,653,425)
03/23/2018	Citigroup Global Markets Limited	USD	72,540,581	AUD	94,800,000	76,376,285	(3,835,704)
United States Dollar/Chinese Renminbi
04/27/2018	HSBC Bank	USD	21,300,000	CNY	135,568,110	21,442,508	(142,508)
United States Dollar/Chinese Yuan Renminbi Offshore
02/02/2018	Citigroup Global Markets Limited	USD	14,235,676	CNH	90,173,043	14,318,295	(82,619)
02/02/2018	UBS	USD	1,700,000	CNH	11,065,130	1,756,997	(56,997)
United States Dollar/Indian Rupee
02/09/2018	Credit Suisse International	USD	27,400,000	INR	1,787,181,440	28,079,917	(679,917)
02/09/2018	Goldman Sachs	USD	19,200,000	INR	1,246,527,500	19,585,247	(385,247)

						$217,464,750	$(8,423,711)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2018, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation
USD	59,000,000	10/28/2026	Citibank	Receive	3-month LIBOR Index	1.57%	$—	$5,066,352
USD	16,000,000	10/24/2027	Citibank	Receive	3-month LIBOR Index	2.36%	—	432,787
USD	25,000,000	07/07/2026	Citibank	Receive	3-month LIBOR Index	2.27%	—	824,734

								$6,323,873

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2018

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2018

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Fixed Income Investments
Corporate Bonds	$—	$947,654,900	$—	$947,654,900
Government Bonds	—	956,424,269	3,020,593	959,444,862
Short-Term Investment	36,189,422	—	—	36,189,422

Total Investments	$36,189,422	$1,904,079,169	$3,020,593	$1,943,289,184

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$6,323,873	$—	$6,323,873
Forward Foreign Currency Exchange Contracts	—	5,720,105	—	5,720,105
Futures Contracts	4,304,253	—	—	4,304,253
Total Other Financial Instruments	$4,304,253	$12,043,978	$—	$16,348,231

Total Assets	$40,493,675	$1,916,123,147	$3,020,593	$1,959,637,415

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8,530,527)	$—	$(8,530,527)
Futures Contracts	(2,289,815)	—	—	(2,289,815)

Total Liabilities	$(2,289,815)	$(8,530,527)	$—	$(10,820,342)

Other Financial Instruments
Amounts listed as “—” are $0 or round to $0.

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2018, there were no transfers between Levels 1, 2 or 3. For the period ended January 31, 2018, there were no significant changes to the fair valuation methodologies. Level 3 investments held during and at the end of the year in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented. The valuation technique used at January 31, 2018 was a single unadjusted broker quote. The inputs utilized by the broker to value the investment were not available.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2018

b.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 29, 2018

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 29, 2018